UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

128 South Tejon Street, Suite 150, Colorado Springs, CO 80903
(Address of principal executive offices)             (Zip code)

The Willis Group, 128 South Tejon Street, Suite 150, Colorado Springs, CO 80903
(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: July 1, 2010 – June 30, 2011

Item 1. Proxy Voting Record

Giant 5 Total Investment System
Proxy Voting Statement
Reporting Period: 07/01/2010 - 06/30/2011

Issuer of Portfolio Security	Portfolio / Fund	Ticker (s)	CUSIP	Shareholder Meeting Date	Summary of Matters Voted On	Proponent	Vote	For or Against Management
First American	Real Estate Securities Fund	FARCX	318530268	12/17/2010
Proposals
1. To approve an investment advisory agreement with Nuveen Asset Management and an investment sub-advisory agreement between Nuveen Asset Management and  Nuveen Asset Management LLC.
3.A vote for the election of the following nominees:  01-Robert P. Bremner, 02-Jack B. Evans, 03-William C. Hunter, 04-David J. Kundert, 05-William J. Schneider, 06-Judith M. Stockdale, 07-Carole E. Stone, 08-Virginia L. Stringer, 09-Terence J. Toth, 10-John P. Amboian
						Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
Metzler/Payden	European Emerging Markets Fund	MPYMX	59276Q402	12/15/2010	Proposals 1.To approve the agreement and plan of reorganization.	Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A

Giant 5 Total Index System
Proxy Voting Statement
Reporting Period: 07/01/2010 - 06/30/2011

Issuer of Portfolio Security	Portfolio / Fund	Ticker (s)	CUSIP	Shareholder Meeting Date	Summary of Matters Voted On	Proponent	Vote	For or Against Management
First Trust	ISE Chindia Index Fund	FNI	33733A102	12/6/2010	Proposals 1. To approve a new investment management agreement between the Trust, on behalf of the Fund, and First Trust Advisors L.P.	Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A
Claymore	AlphaShares China Real Estate ETF	TAO	18383Q861	9/23/2010	Proposals 1.A vote for election of the following nominees: 01-Roman Friedrich III, 02 - Robert B. Karn III	Board of Directors	On All Proposals In accordance with the Investment Act of 1940, please vote our shares in the same proportion as the vote of other non-affiliated holders of such security.	All - N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Giant 5 Funds

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President

Date	August 12, 2011